NOTE 6 - INTANGIBLE ASSETS - Trademarks (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 30, 2021	Dec. 30, 2020	Dec. 31, 2019
Indefinite-Lived Intangible Assets [Line Items]
Indefinite-Lived Trademarks	$ 32,704	$ 32,829	$ 17,330
Finite-Lived Intangible Assets, Foreign Currency Translation Gain (Loss)			78,629
Finite-Lived Intangible Assets, Translation and Purchase Accounting Adjustments	41,964	14,281	47,334
Trademarks [Member]
Indefinite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Foreign Currency Translation Gain (Loss)	942	124	(474)
Finite-Lived Intangible Assets, Translation and Purchase Accounting Adjustments
Newz Mine [Member]
Indefinite-Lived Intangible Assets [Line Items]
Indefinite-Lived Trademarks	9,636	9,636		$ 9,636	$ 5,461
Citizens Journalist [Member]
Indefinite-Lived Intangible Assets [Line Items]
Indefinite-Lived Trademarks	$ 24,010	$ 23,193	$ 11,869